Revenue and Other Income - Schedule of Analysis of Other Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Other Income [Abstract]
Bank interest income			$ 574,844	$ 1,467,357	$ 859,454
Interest income on refundable rental deposit			6,924	11,079	13,049
Government grants			6,117	6,056
Gain on disposal of assets in Malaysian operations*				600,000
Gain on disposal of items of property and equipment, net			1,438	7,068	3,690
Others			60,157	397	1,321
Other income	$ 384,966	$ 323,249	$ 649,480	$ 2,091,957	$ 877,514